AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2017.

Securities Act File No. 033-79708

Investment Company Act File No. 811-08542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 88	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 90	|X|

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_________	immediately upon filing pursuant to paragraph (b) of Rule 485.
____X__	On May 31, 2017 pursuant to paragraph (b)
_________	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
________	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
_________	on [date] pursuant to paragraph (a) (2) of Rule 485.

-If appropriate, check the following box:

_________

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 86 to its Registration Statement until May 31, 2017.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 86 under the Securities Act of 1933 and No. 88 under the Investment Company Act of 1940, filed on March 29, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of Arizona on the 30th day of May, 2017.

THE SARATOGA ADVANTAGE TRUST

By: /s/Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, CEO and

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	May 30, 2017
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	May 30, 2017
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	May 30, 2017
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	May 30, 2017
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	May 30, 2017
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	May 30, 2017

*By: /s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact

James Alpha Cayman Commodity Fund I Ltd., James Alpha Event Driven Cayman Fund Ltd., James Alpha Total Hedge Cayman Fund Ltd., James Alpha Relative Value Cayman Fund Ltd. and James Alpha Family Office Cayman Fund Ltd. (each, a “Subsidiary”) each certify that it has duly caused this Registration Statement of The Saratoga Advantage Trust, with respect only to information that specifically relates to such Subsidiary, to be signed on its behalf by the undersigned, thereunto duly authorized in the State of Arizona on the 30th day of May, 2017.

JAMES ALPHA CAYMAN COMMODITY FUND I LTD.

James Alpha Event Driven Cayman Fund Ltd.

James Alpha Total Hedge Cayman Fund Ltd.

James Alpha Relative Value Cayman Fund Ltd.

JAMES ALPHA FAMILY OFFICE CAYMAN FUND LTD.

By: /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

Director